Note 6 - Property, Plant and Equipment and Capital Long-term Prepayments	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	Property, Plant and Equipment and Capital Long-Term Prepayments

Cost	Property, Plant and Equipment	Construction in Progress	Right-of-use Assets	Total
January 1, 2024	$5,989	$45,074	$301	$51,364
Reclassification	1,334	(1,334)	-	-
Additions during the period	133	386	-	519
Transfers to capital long-term prepayments	-	(139)	-	(139)
Asset retirement obligation - Change in estimate	(384)	-	-	(384)
Balance December 31, 2024	$7,072	$43,987	$301	$51,360
Additions during the period	364	4,128	-	4,492
Transfers to capital long-term prepayments	-	139	-	139
Asset retirement obligation - Change in estimate	(646)	-	-	(646)
Balance December 31, 2025	$6,790	$48,254	$301	$55,345
Accumulated Depreciation
January 1, 2024	$10	$-	$96	$106
Change for the period	-	-	65	65
Balance December 31, 2024	$10	$-	$161	$171
Change for the period	38	-	58	96
Balance December 31, 2025	$48	$-	$219	$267

Net Book Value
Balance December 31, 2024	$7,062	$43,987	$140	$51,189
Balance December 31, 2025	$6,742	$48,254	$82	$55,078

Majority of the Company’s property, plant, and equipment assets relate to the Refinery located near Temiskaming Shores, Ontario, Canada. The DoD retains title to certain construction in progress assets (Note 10) the remaining property, plant and equipment and construction in progress are pledged as security for the term loan (Note 13).